EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
EQUITY.
Schedule of ownership of shares

	Shareholders
	2025
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	702,952,615	97.9	—	0.0	702,952,615	35.1
Brazilian institutional investors	649,134	0.1	119,648,519	9.3	120,297,653	6.0
Foreign institutional investors	1,024,037	0.1	597,823,780	46.6	598,847,817	29.9
Other shareholders	12,738,033	1.8	540,307,773	42.1	553,045,806	27.7
Treasury stock	418,800	0.1	25,317,258	2.0	25,736,058	1.3
	717,782,619	100.0	1,283,097,330	100.0	2,000,879,949	100.0

	Shareholders
	2024
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	702,952,615	97.6	—	0.0	702,952,615	33.8
Brazilian institutional investors	229,736	0.0	147,082,325	10.8	147,312,061	7.1
Foreign institutional investors	1,279,113	0.2	1,054,367,471	77.6	1,055,646,584	50.8
Other shareholders	14,402,355	2.0	120,979,866	8.9	135,382,221	6.5
Treasury stock	1,093,011	0.2	36,419,068	2.7	37,512,079	1.8
	719,956,830	100.0	1,358,848,730	100.0	2,078,805,560	100.0

	Shareholders
	2023
Shareholders	Common	%	Pref.	%	Total	%
Metalúrgica Gerdau S.A.*	585,793,846	97.5	—	0.0	585,793,846	33.3
Brazilian institutional investors	2,442,108	0.4	117,790,196	10.2	120,232,304	6.8
Foreign institutional investors	1,425,937	0.2	546,220,396	47.2	547,646,333	31.2
Other shareholders	10,864,551	1.9	484,985,375	41.9	495,849,926	28.3
Treasury stock	—	0.0	7,544,641	0.7	7,544,641	0.4
	600,526,442	100.0	1,156,540,608	100.0	1,757,067,050	100.0

*  Metalurgica Gerdau S.A. is the controlling shareholder and Indac – Ind. e Com. S.A. (holding of Gerdau’s family) is the ultimate controlling shareholder of the Company.

Schedule of reconciliations of common and preferred outstanding shares

	2025		2024		2023
	Common shares	Preferred shares	Common shares	Preferred shares	Common shares	Preferred shares
Balance at beginning of the year	719,956,830	1,358,848,730	600,526,442	1,156,540,608	571,929,945	1,101,467,245
Share Bonus	—	—	120,105,288	231,308,122	28,596,497	55,073,363
Cancellation of treasury stocks	(2,174,211)	(75,751,400)	(674,900)	(29,000,000)	—	—
Balance at the end of the year	717,782,619	1,283,097,330	719,956,830	1,358,848,730	600,526,442	1,156,540,608
(-) Treasury stocks	(418,800)	(25,317,258)	(1,093,011)	(36,419,068)	—	(7,544,641)
Number of shares outstanding	717,363,819	1,257,780,072	718,863,819	1,322,429,662	600,526,442	1,148,995,967

Schedule of changes in treasury stocks

	2025
	Common shares	R$	Preferred shares	R$
Opening balance	1,093,011	20,214	36,419,068	714,064
Share buyback program - approved on July 31, 2024	—	—	6,843,700	121,110
Share buyback program - approved on January 20, 2025	1,500,000	23,476	63,000,000	1,024,728
Exercise of long-term incentive plan	—	—	(5,194,110)	(53,278)
Cancellation of treasury stocks	(2,174,211)	(36,730)	(75,751,400)	(1,293,517)
Closing balance	418,800	6,960	25,317,258	513,107

	2024
	Common shares	R$	Preferred shares	R$
Opening balance	—	—	7,544,641	150,182
Share buyback program - approved on July 31, 2024	1,767,911	31,441	61,156,300	1,163,285
Exercise of long-term incentive plan	—	—	(4,946,961)	(62,005)
Cancellation of treasury stocks	(674,900)	(11,227)	(29,000,000)	(537,398)
Capital increase with share bonus	—	—	1,665,088	—
Closing balance	1,093,011	20,214	36,419,068	714,064

	2023
	Common shares	R$	Preferred shares	R$
Opening balance	—	—	9,836,850	179,995
Exercise of long-term incentive plan	—	—	(2,674,136)	(29,813)
Capital increase with share bonus	—	—	381,927	—
Closing balance	—	—	7,544,641	150,182

Schedule of effects of interest changes in subsidiaries

	December 31, 2025
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	(2,772)	(2,772)
Effects of interest changes in subsidiaries	—	(2,772)	(2,772)

	December 31, 2024
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	(4,306)	(4,306)
Effects of interest changes in subsidiaries	—	(4,306)	(4,306)

	December 31, 2023
	Attributed to parent	Non-controlling
	company’s interest	interests	Total
(i) Other changes	—	(9,590)	(9,590)
Effects of interest changes in subsidiaries	—	(9,590)	(9,590)

(i)  Other changes in subsidiaries without losing control, which may include among others, capital increases, other acquisitions of interests and dilutions of any nature.

Schedule of dividend amounts considered as distributed using the balance of the Investments and Working Capital Reserve

	2025	2024	2023
Net income	1,387,020	4,566,317	7,501,565
Constitution of legal reserve	(69,351)	(228,316)	(318,142)
Constitution of the tax incentives reserve	—	—	(1,138,728)
Net income before dividends and interest on capital	1,317,669	4,338,001	6,044,695
Dividends and interest on equity based on income of the year	(1,034,958)	(1,460,635)	(2,466,503)
Dividend - adjustment in excess of the minimum statutory undistributed	(197,514)	(203,445)	(174,952)
Total dividends	(1,232,472)	(1,664,080)	(2,641,455)
Net income before constitution of investments and working capital reserve	85,197	2,673,921	3,403,240
Constitution of investments and working capital reserve	(85,197)	(2,673,921)	(3,403,240)

Schedule of dividends and interest on capital

The excess of retained earnings in relation to the capital will be the subject of a proposal by the Company's management for capitalization to be submitted for deliberation by the Shareholders’ Meeting.

The dividends for the years 2025, 2024 and 2023 are presented below:

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2025
1st quarter	Dividends	0.12	2,009,042	5/8/2025	5/19/2025	241,085
2nd quarter	Dividends	0.12	1,994,150	8/11/2025	8/18/2025	239,298
3rd quarter	Dividends	0.28	1,980,625	11/10/2025	12/11/2025	554,575
4th quarter	Dividends	0.10	1,975,144	3/10/2026	3/18/2026	197,514
Proposed Dividends						1,232,472
Credit per share (R$)		0.62

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2024
1st quarter	Dividends	0.28	2,103,618	5/15/2024	5/27/2024	589,013
2nd quarter	Dividends	0.12	2,104,147	8/9/2024	8/20/2024	252,498
3rd quarter	Dividends	0.30	2,063,748	11/18/2024	12/16/2024	619,124
4th quarter	Dividends	0.10	2,041,293	3/5/2023	3/14/2025	203,445
Proposed Dividends						1,664,080
Credit per share (R$)		0.80

	Dividends and interest on capital in the years
			Outstanding shares
Period	Nature	R$ /share	(thousands)	Credit	Payment	2023
1st quarter	Interest	0.51	1,749,090	05/15/2023	05/29/2023	892,056
2nd quarter	Dividends	0.43	1,749,522	08/18/2023	08/29/2023	752,172
3rd quarter	Dividends	0.47	1,749,522	11/17/2023	12/13/2023	822,275
4th quarter	Dividends	0.10	1,749,522	03/01/2024	03/12/2024	174,952
Proposed Interest and Dividends						2,641,455
Credit per share (R$)		1.51